Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounting Policies [Abstract]
Cash and cash equivalents	¥ 2,175,493	$ 311,091	¥ 1,693,597		¥ 4,996,353
Restricted cash	79,424	11,357	93,515		131,794
Total cash, cash equivalents and restricted cash as shown in Consolidated Statements of Cash Flows	¥ 2,254,917	$ 322,448	¥ 1,787,112	$ 255,554	¥ 5,128,147	¥ 2,815,474